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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

1.      Name and address of issuer:

                  General American Separate Account Two
                  700 Market St.
                  St. Louis, MO 63101

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

                  S&P 500 Index Fund
                  Money Market Fund
                  Bond Index Fund
                  Managed Equity Fund
                  Asset Allocation Fund
                  Equity-Income Fund
                  Growth Fund
                  Overseas Fund

3.      Investment Company Act File Number:
                  811-2162
        Securities Act File Number:
                  2-39272

4(a).   Last day of fiscal year for which this Form is filed:
                  12/31/02

4(b).   / /       Check box if this Form is being filed late (i.e., more
                  than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).   / /       Check box if this is the last time the issuer will be filing this Form.



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5.      Calculation of registration fee:

        (i)      Aggregate sale price of securities sold during
                 the fiscal year pursuant to section 24(f):            $2442505
                                                                       --------
        (ii)     Aggregate price of securities redeemed or
                 repurchased during the fiscal year:                  $21046125
                                                                      ---------

        (iii)    Aggregate price of securities redeemed
                 or repurchased during any prior fiscal year
                 ending no earlier than October 11, 1995 that
                 were not previously used to reduce registration
                 fees payable to the Commission:                      $49623086
                                                                      ---------

        (iv)     Total available redemption credits [add
                 Items 5(ii) and 5(iii)]:                           - $70669211
                                                                      ---------

        (v)      Net sales -- if Item 5(i) is greater than
                 Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:           N/A
                                                                            ---

        (vi)     Redemption credits available for use in
                 future years--if Item 5(i) is less than
                 Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:    $(68226706)
                                                                     ----------

        (vii)    Multiplier for determining registration
                 fee (See Instruction C.9):                        x   .0000809
                                                                   -   --------

        (viii)   Registration fee due [multiply Item 5(v) by
                 Item 5(vii)] (enter "0" if no fee is due):                 = 0
                                                                              -

6.      Prepaid Shares

        If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: N/A. If there is a number of shares or other units that
                       ---
        were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
        N/A
        ---

7.      Interest due -- if this Form is being filed more than
        90 days after the end of the issuer's fiscal year (see
        Instruction D):                                                     = 0
                                                                              -

8.      Total of the amount of the registration fee due plus
        any interest due [line 5(viii) plus line 7]:                        = 0
                                                                              -

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9.      Date the registration fee and any interest payment was sent to the
        Commission's lockbox depository: N/A
                 Method of Delivery:
                                                     Wire Transfer
                                                     Mail or other means

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.




By: Tim Klopfenstein, Vice President       By: Michelle Zarrilli, Director

Date: 03/20/2003

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